Cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of cash and cash equivalents
Cash at bank	$ 37,656		$ 62,563
Deposits at call	373		397
Cash and cash equivalents	38,029	$ 77,554	62,960	$ 71,318
Cash flows from operating activities
Loss for the period	(47,934)	(32,539)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,081	2,443
Foreign exchange (gains)/losses	616	(159)
Finance costs	10,790	10,319
Remeasurement of contingent consideration	4,303	337
Remeasurement of warrant liabilities	11,978	(4,434)	$ (779)
Restructure of short term incentive	6,711	0
Equity settled share-based payment	15,172	2,195
Deferred tax expense/(benefit)	212	(102)
Adjustment for pre-launch inventory	(24,194)	0
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	17,567	2,084
Decrease/(increase) in prepayments	(1,198)	(131)
Decrease/(increase) in tax incentive recoverable	424	1,094
Increase/(decrease) in trade and other payables	4,710	(9,500)
Increase/(decrease) in provisions	(21,893)	1,821
Net cash (outflows) in operating activities	$ (20,655)	$ (26,572)